Fair Value Disclosures	12 Months Ended
Nov. 30, 2019
Fair Value Disclosures [Abstract]
Fair Value Disclosures	Fair Value Disclosures
The following is a summary of our financial instruments, securities purchased under agreements to resell, securities received as collateral, trading liabilities, long-term debt and obligation to return securities received as collateral that are accounted for at fair value on a recurring basis, excluding Investments at fair value based on net asset value ("NAV") (within trading assets) of $586.9 million and $394.4 million at November 30, 2019 and 2018, respectively, by level within the fair value hierarchy (in thousands):

	November 30, 2019
	Level 1	Level 2	Level 3	Counterparty and Cash Collateral Netting (1)	Total
Assets:
Trading assets, at fair value:
Corporate equity securities	$2,507,164	$218,403	$58,426	$—	$2,783,993
Corporate debt securities	—	2,472,245	7,490	—	2,479,735
Collateralized debt obligations and collateralized loan obligations	—	124,225	28,788	—	153,013
U.S. government and federal agency securities	2,101,624	158,618	—	—	2,260,242
Municipal securities	—	742,326	—	—	742,326
Sovereign obligations	1,330,026	1,405,827	—	—	2,735,853
Residential mortgage-backed securities	—	1,069,066	17,740	—	1,086,806
Commercial mortgage-backed securities	—	424,060	6,110	—	430,170
Other asset-backed securities	—	303,847	42,563	—	346,410
Loans and other receivables	—	2,460,551	114,080	—	2,574,631
Derivatives	2,809	1,833,907	14,889	(1,433,197)	418,408
Investments at fair value	—	32,688	205,412	—	238,100
FXCM term loan	—	—	59,120	—	59,120
Total trading assets, excluding investments at fair value based on NAV	$5,941,623	$11,245,763	$554,618	$(1,433,197)	$16,308,807
Securities purchased under agreements to resell	$—	$—	$25,000	$—	$25,000
Securities received as collateral	$9,500	$—	$—	$—	$9,500

Liabilities:
Trading liabilities:
Corporate equity securities	$2,755,601	$7,438	$4,487	$—	$2,767,526
Corporate debt securities	—	1,471,142	340	—	1,471,482
U.S. government and federal agency securities	1,851,981	—	—	—	1,851,981
Sovereign obligations	1,363,475	941,065	—	—	2,304,540
Commercial mortgage-backed securities	—	—	35	—	35
Loans	—	1,600,228	9,463	—	1,609,691
Derivatives	871	2,066,455	92,057	(1,632,178)	527,205
Total trading liabilities	$5,971,928	$6,086,328	$106,382	$(1,632,178)	$10,532,460
Short-term borrowings	$—	$20,981	$—	$—	$20,981
Long-term debt	$—	$735,216	$480,069	$—	$1,215,285
Obligation to return securities received as collateral	$9,500	$—	$—	$—	$9,500

	November 30, 2018
	Level 1	Level 2	Level 3	Counterparty and Cash Collateral Netting (1)	Total
Assets:
Trading assets, at fair value:
Corporate equity securities	$2,497,045	$118,681	$52,192	$—	$2,667,918
Corporate debt securities	—	2,683,180	9,484	—	2,692,664
Collateralized debt obligations and collateralized loan obligations	—	72,949	36,105	—	109,054
U.S. government and federal agency securities	1,789,614	56,592	—	—	1,846,206
Municipal securities	—	894,253	—	—	894,253
Sovereign obligations	1,769,556	1,043,409	—	—	2,812,965
Residential mortgage-backed securities	—	2,163,629	19,603	—	2,183,232
Commercial mortgage-backed securities	—	819,406	10,886	—	830,292
Other asset-backed securities	—	239,381	53,175	—	292,556
Loans and other receivables	—	2,056,593	46,985	—	2,103,578
Derivatives	34,841	2,539,943	5,922	(2,413,931)	166,775
Investments at fair value	—	—	396,254	—	396,254
FXCM term loan	—	—	73,150	—	73,150
Total trading assets, excluding investments at fair value based on NAV	$6,091,056	$12,688,016	$703,756	$(2,413,931)	$17,068,897

Available for sale securities:
U.S. government securities	$1,072,856	$—	$—	$—	$1,072,856
Residential mortgage-backed securities	—	210,518	—	—	210,518
Commercial mortgage-backed securities	—	15,642	—	—	15,642
Other asset-backed securities	—	110,870	—	—	110,870
Total available for sale securities	$1,072,856	$337,030	$—	$—	$1,409,886

Liabilities:
Trading liabilities:
Corporate equity securities	$1,685,071	$1,444	$—	$—	$1,686,515
Corporate debt securities	—	1,505,618	522	—	1,506,140
U.S. government and federal agency securities	1,384,295	—	—	—	1,384,295
Sovereign obligations	1,735,242	661,095	—	—	2,396,337
Loans	—	1,371,630	6,376	—	1,378,006
Derivatives	26,473	3,586,694	27,536	(2,513,050)	1,127,653
Total trading liabilities	$4,831,081	$7,126,481	$34,434	$(2,513,050)	$9,478,946
Long-term debt	$—	$485,425	$200,745	$—	$686,170

(1)	Represents counterparty and cash collateral netting across the levels of the fair value hierarchy for positions with the same counterparty.

The following is a description of the valuation basis, including valuation techniques and inputs, used in measuring our financial assets and liabilities that are accounted for at fair value on a recurring basis:

Corporate Equity Securities

•
Exchange-Traded Equity Securities:  Exchange-traded equity securities are measured based on quoted closing exchange prices, which are generally obtained from external pricing services, and are categorized within Level 1 of the fair value hierarchy, otherwise they are categorized within Level 2 of the fair value hierarchy. To the extent these securities are actively traded, valuation adjustments are not applied.

•
Non-Exchange-Traded Equity Securities:  Non-exchange-traded equity securities are measured primarily using broker quotations, pricing data from external pricing services and prices observed from recently executed market transactions and are categorized within Level 2 of the fair value hierarchy. Where such information is not available, non-exchange-traded equity securities are categorized within Level 3 of the fair value hierarchy and measured using valuation techniques involving quoted prices of or market data for comparable companies, similar company ratios and multiples (e.g., price/Earnings before interest, taxes, depreciation and amortization ("EBITDA"), price/book value), discounted cash flow analyses and transaction prices observed from subsequent financing or capital issuance by Jefferies Group. When using pricing data of comparable companies, judgment must be applied to adjust the pricing data to account for differences between the measured security and the comparable security (e.g., issuer market capitalization, yield, dividend rate, geographical concentration).

•
Equity Warrants:  Non-exchange-traded equity warrants are measured primarily using pricing data from external pricing services, prices observed from recently executed market transactions and broker quotations and are categorized within Level 2 of the fair value hierarchy. Where such information is not available, non-exchange-traded equity warrants are generally categorized within Level 3 of the fair value hierarchy and are measured using the Black-Scholes model with key inputs impacting the valuation including the underlying security price, implied volatility, dividend yield, interest rate curve, strike price and maturity date.

Corporate Debt Securities

•
Investment Grade Corporate Bonds:  Investment grade corporate bonds are measured primarily using pricing data from external pricing services and broker quotations, where available, prices observed from recently executed market transactions and bond spreads or credit default swap spreads of the issuer adjusted for basis differences between the swap curve and the bond curve. Investment grade corporate bonds measured using these valuation methods are categorized within Level 2 of the fair value hierarchy. If broker quotes, pricing data or spread data is not available, alternative valuation techniques are used including cash flow models incorporating interest rate curves, single name or index credit default swap curves for comparable issuers and recovery rate assumptions. Investment grade corporate bonds measured using alternative valuation techniques are categorized within Level 2 or Level 3 of the fair value hierarchy and are a limited portion of our investment grade corporate bonds.

•
High Yield Corporate and Convertible Bonds:  A significant portion of our high yield corporate and convertible bonds are categorized within Level 2 of the fair value hierarchy and are measured primarily using broker quotations and pricing data from external pricing services, where available, and prices observed from recently executed market transactions of institutional size. Where pricing data is less observable, valuations are categorized within Level 3 of the fair value hierarchy and are based on pending transactions involving the issuer or comparable issuers, prices implied from an issuer's subsequent financing or recapitalization, models incorporating financial ratios and projected cash flows of the issuer and market prices for comparable issuers.

Collateralized Debt Obligations and Collateralized Loan Obligations

Collateralized debt obligations ("CDOs") and collateralized loan obligations ("CLOs") are measured based on prices observed from recently executed market transactions of the same or similar security or based on valuations received from third-party brokers or data providers and are categorized within Level 2 or Level 3 of the fair value hierarchy depending on the observability and significance of the pricing inputs. Valuation that is based on recently executed market transactions of similar securities incorporates additional review and analysis of pricing inputs and comparability criteria, including, but not limited to, collateral type, tranche type, rating, origination year, prepayment rates, default rates and loss severity.

U.S. Government and Federal Agency Securities

•	U.S. Treasury Securities: U.S. Treasury securities are measured based on quoted market prices obtained from external pricing services and categorized within Level 1 of the fair value hierarchy.

•
U.S. Agency Debt Securities:  Callable and non-callable U.S. agency debt securities are measured primarily based on quoted market prices obtained from external pricing services and are generally categorized within Level 1 or Level 2 of the fair value hierarchy.

Municipal Securities

Municipal securities are measured based on quoted prices obtained from external pricing services and are generally categorized within Level 2 of the fair value hierarchy.

Sovereign Obligations

Sovereign government obligations are measured based on quoted market prices obtained from external pricing services, where available, or recently executed independent transactions of comparable size. Sovereign government obligations, with consideration given to the country of issuance, are generally categorized within Level 1 or Level 2 of the fair value hierarchy.

Residential Mortgage-Backed Securities

•
Agency Residential Mortgage-Backed Securities:  Agency residential mortgage-backed securities include mortgage pass-through securities (fixed and adjustable rate), collateralized mortgage obligations and principal-only and interest-only (including inverse interest-only) securities. Agency residential mortgage-backed securities are generally measured using recent transactions, pricing data from external pricing services or expected future cash flow techniques that incorporate prepayment models and other prepayment assumptions to amortize the underlying mortgage loan collateral and are categorized within Level 2 or Level 3 of the fair value hierarchy. We use prices observed from recently executed transactions to develop market-clearing spread and yield curve assumptions. Valuation inputs with regard to the underlying collateral incorporate factors such as weighted average coupon, loan-to-value, credit scores, geographic location, maximum and average loan size, originator, servicer and weighted average loan age.

•
Non-Agency Residential Mortgage-Backed Securities:  The fair value of non-agency residential mortgage-backed securities is determined primarily using discounted cash flow methodologies and securities are categorized within Level 2 or Level 3 of the fair value hierarchy based on the observability and significance of the pricing inputs used. Performance attributes of the underlying mortgage loans are evaluated to estimate pricing inputs, such as prepayment rates, default rates and the severity of credit losses. Attributes of the underlying mortgage loans that affect the pricing inputs include, but are not limited to, weighted average coupon; average and maximum loan size; loan-to-value; credit scores; documentation type; geographic location; weighted average loan age; originator; servicer; historical prepayment, default and loss severity experience of the mortgage loan pool; and delinquency rate. Yield curves used in the discounted cash flow models are based on observed market prices for comparable securities and published interest rate data to estimate market yields. In addition, broker quotes, where available, are also referenced to compare prices primarily on interest-only securities.

Commercial Mortgage-Backed Securities

•
Agency Commercial Mortgage-Backed Securities:  Government National Mortgage Association ("GNMA") project loan bonds are measured based on inputs corroborated from and benchmarked to observed prices of recent securitization transactions of similar securities with adjustments incorporating an evaluation of various factors, including prepayment speeds, default rates and cash flow structures, as well as the likelihood of pricing levels in the current market environment. Federal National Mortgage Association ("FNMA") Delegated Underwriting and Servicing ("DUS") mortgage-backed securities are generally measured by using prices observed from recently executed market transactions to estimate market-clearing spread levels for purposes of estimating fair value. GNMA project loan bonds and FNMA DUS mortgage-backed securities are categorized within Level 2 of the fair value hierarchy.

•
Non-Agency Commercial Mortgage-Backed Securities:  Non-agency commercial mortgage-backed securities are measured using pricing data obtained from external pricing services, prices observed from recently executed market transactions or based on expected cash flow models that incorporate underlying loan collateral characteristics and performance. Non-agency commercial mortgage-backed securities are categorized within Level 2 or Level 3 of the fair value hierarchy depending on the observability of the underlying inputs.

Other Asset-Backed Securities

Other asset-backed securities include, but are not limited to, securities backed by auto loans, credit card receivables, student loans and other consumer loans and are categorized within Level 2 or Level 3 of the fair value hierarchy. Valuations are primarily determined using pricing data obtained from external pricing services, broker quotes and prices observed from recently executed market transactions. In addition, recent transaction data from comparable deals is deployed to develop market clearing yields and cumulative loss assumptions. The cumulative loss assumptions are based on the analysis of the underlying collateral and comparisons to earlier deals from the same issuer to gauge the relative performance of the deal.

Loans and Other Receivables

•
Corporate Loans:  Corporate loans categorized within Level 2 of the fair value hierarchy are measured based on market consensus pricing service quotations. Where available, market price quotations from external pricing services are reviewed to ensure they are supported by transaction data. Corporate loans categorized within Level 3 of the fair value hierarchy are measured based on price quotations that are considered to be less transparent, market prices for debt securities of the same creditor and estimates of future cash flows incorporating assumptions regarding creditor default and recovery rates and consideration of the issuer's capital structure.

•
Participation Certificates in Agency Residential Loans: Valuations of participation certificates in agency residential loans are based on observed market prices of recently executed purchases and sales of similar loans and data provider pricing. The loan participation certificates are categorized within Level 2 of the fair value hierarchy given the observability and volume of recently executed transactions and availability of data provider pricing.

•
Project Loans and Participation Certificates in GNMA Project and Construction Loans:  Valuations of participation certificates in GNMA project and construction loans are based on inputs corroborated from and benchmarked to observed prices of recent securitizations with similar underlying loan collateral to derive an implied spread. Securitization prices are adjusted to estimate the fair value of the loans to account for the arbitrage that is realized at the time of securitization. The measurements are categorized within Level 2 of the fair value hierarchy given the observability and volume of recently executed transactions.

•
Consumer Loans and Funding Facilities:  Consumer and small business whole loans and related funding facilities are valued based on observed market transactions and incorporating valuation inputs including, but not limited to, delinquency and default rates, prepayment rates, borrower characteristics, loan risk grades and loan age. These assets are categorized within Level 2 or Level 3 of the fair value hierarchy.

•
Escrow and Claim Receivables:  Escrow and claim receivables are categorized within Level 3 of the fair value hierarchy where fair value is estimated based on reference to market prices and implied yields of debt securities of the same or similar issuers. Escrow and claim receivables are categorized within Level 2 of the fair value hierarchy where fair value is based on recent observations in the same receivable.

Derivatives

•
Listed Derivative Contracts:  Listed derivative contracts that are actively traded are measured based on quoted exchange prices, broker quotes or vanilla option valuation models, such as Black-Scholes, using observable valuation inputs from the principal market or consensus pricing services. Exchange quotes and/or valuation inputs are generally obtained from external vendors and pricing services. Broker quotes are validated directly through observable and tradeable quotes. Listed derivative contracts that use unadjusted exchange close prices are generally categorized within Level 1 of the fair value hierarchy. All other listed derivative contracts are generally categorized within Level 2 of the fair value hierarchy.

•
Over-the-Counter ("OTC") Derivative Contracts:  OTC derivative contracts are generally valued using models, whose inputs reflect assumptions that we believe market participants would use in valuing the derivative in a current transaction. Where available, valuation inputs are calibrated from observable market data. For many OTC derivative contracts, the valuation models do not involve material subjectivity as the methodologies do not entail significant judgment and the inputs to valuation models do not involve a high degree of subjectivity as the valuation model inputs are readily observable or can be derived from actively quoted markets. OTC derivative contracts are primarily categorized within Level 2 of the fair value hierarchy given the observability and significance of the inputs to the valuation models. Where significant inputs to the valuation are unobservable, derivative instruments are categorized within Level 3 of the fair value hierarchy.

OTC options include OTC equity, foreign exchange, interest rate and commodity options measured using various valuation models, such as Black-Scholes, with key inputs including the underlying security price, foreign exchange spot rate, commodity price, implied volatility, dividend yield, interest rate curve, strike price and maturity date. Discounted cash flow models are utilized to measure certain OTC derivative contracts including the valuations of our interest rate swaps, which incorporate observable inputs related to interest rate curves, valuations of our foreign exchange forwards and swaps, which incorporate observable inputs related to foreign currency spot rates and forward curves and valuations of our commodity swaps and forwards, which incorporate observable inputs related to commodity spot prices and forward curves. Discounted cash flow models are also utilized to measure certain variable funding note swaps, which are backed by CLOs and incorporate constant prepayment rate, constant default rate and loss severity assumptions. Credit default swaps include both index and single-name credit default swaps. Where available, external data is used in measuring index credit default swaps and single-name credit default swaps. For commodity and equity total return swaps, market prices are generally observable for the underlying asset and used as the basis for measuring the fair value of the derivative contracts. Total return swaps executed on other underlyings are measured based on valuations received from external pricing services.

•
Oil Futures Derivatives: Vitesse Energy Finance uses swaps and call and put options in order to reduce exposure to future oil price fluctuations. Vitesse Energy Finance accounts for the derivative instruments at fair value, which are classified as either Level 1 or Level 2 within the fair value hierarchy. Fair values classified as Level 1 are measured based on quoted closing exchange prices obtained from external pricing services and Level 2 are determined under the income valuation technique using an option-pricing model that is based on directly or indirectly observable inputs.

Investments at Fair Value

Investments at fair value include investments in hedge funds, fund of funds and private equity funds, which are measured at the NAV of the funds, provided by the fund managers and are excluded from the fair value hierarchy. Investments at fair value also include direct equity investments in private companies, which are measured at fair value using valuation techniques involving quoted prices of or market data for comparable companies, similar company ratios and multiples (e.g., price/EBITDA, price/book value), discounted cash flow analyses, contingent claims analysis and transaction prices observed for subsequent financing or capital issuance by the company. Direct equity investments in private companies are categorized within Level 2 or Level 3 of the fair value hierarchy.

The following tables present information about our investments in entities that have the characteristics of an investment company (in thousands).

	Fair Value (1)	Unfunded Commitments
November 30, 2019
Equity Long/Short Hedge Funds (2)	$291,593	$—
Equity Funds (3)	44,576	14,621
Commodity Fund (4)	16,025	—
Multi-asset Funds (5)	234,583	—
Other Funds (6)	157	—
Total	$586,934	$14,621

November 30, 2018
Equity Long/Short Hedge Funds (2)	$86,788	$—
Equity Funds (3)	40,070	20,996
Commodity Fund (4)	10,129	—
Multi-asset Funds (5)	256,972	—
Other Funds (6)	400	—
Total	$394,359	$20,996

(1)	Where fair value is calculated based on NAV, fair value has been derived from each of the funds' capital statements.

(2)
This category includes investments in hedge funds that invest, long and short, primarily in equity securities in domestic and international markets in both the public and private sectors. At November 30, 2019 and 2018, approximately 94% and 0%, respectively, of the fair value of investments in this category cannot be redeemed because these investments include restrictions that do not allow for redemption in the first 36 months after acquisition. At November 30, 2019 and 2018, 6% and 17%, respectively, of these investments are redeemable with 60 days prior written notice. Approximately 82% of the November 30, 2018 balance was redeemed during the twelve months ended November 30, 2019.

(3)
The investments in this category include investments in equity funds that invest in the equity of various U.S. and foreign private companies. These investments cannot be redeemed; instead distributions are received through the liquidation of the underlying assets of the funds, which are expected to liquidate in one to nine years.

(4)	This category includes investments in a hedge fund that invests, long and short, primarily in commodities. Investments in this category are redeemable quarterly with 60 days prior written notice.

(5)
This category includes investments in hedge funds that invest, long and short, primarily in multi-asset securities in domestic and international markets in both the public and private sectors. At November 30, 2019 and 2018, investments representing approximately 5% and 15%, respectively, of the fair value of investments in this category are redeemable with 30 days prior written notice.

(6)
This category includes investments in a fund that invests in loans secured by a first trust deed on property, domestic and international public high yield debt, private high yield investments, senior bank loans, public leveraged equities, distressed debt and private equity investments and there are no redemption provisions. This category also includes investments in a fund of funds that invests in various private equity funds that are managed by Jefferies Group and have no redemption provisions. Investments in the fund of funds are gradually being liquidated, however, the timing of when the proceeds will be received is uncertain.

Investments at fair value also include our investment in The We Company. We invested $9.0 million in The We Company in 2013 and currently own less than 1% of The We Company. Our interest in The We Company is reflected in Trading assets, at fair value of $53.8 million and $254.4 million at November 30, 2019 and 2018, respectively.
Investment in FXCM

FXCM is a provider of online foreign exchange trading services. Our investment in FXCM and associated companies consists of a senior secured term loan due February 15, 2021 ($71.6 million principal outstanding at November 30, 2019), a 50% voting interest in FXCM and rights to a majority of all distributions in respect of the equity of FXCM. Our investment in the FXCM term loan is reported within Trading assets, at fair value in the Consolidated Statements of Financial Condition. We classify our equity investment in FXCM in the Consolidated Statements of Financial Condition as Loans to and investments in associated companies, as we have the ability to significantly influence FXCM through our seats on the board of directors.

We estimate the fair value of our term loan by using a valuation model with inputs including management’s assumptions concerning the amount and timing of expected cash flows, the loan’s implied credit rating and effective yield. Because of these inputs and the degree of judgment involved, we have categorized our term loan within Level 3 of the fair value hierarchy.

Securities Purchased Under Agreements to Resell

Securities purchased under agreements to resell may include embedded call features. The valuation of these instruments is based on review of expected future cash flows, interest rates, funding spreads and the fair value of the underlying collateral. Securities purchased under agreements to resell are categorized within Level 3 of the fair value hierarchy due to limited observability of the embedded derivative and unobservable credit spreads.

Securities Received as Collateral / Obligations to Return Securities Received as Collateral

In connection with securities-for-securities transactions in which we are the lender of securities and are permitted to sell or repledge the securities received as collateral, we report the fair value of the collateral received and the related obligation to return the collateral. Valuation is based on the price of the underlying security and is categorized within Level 1 of the fair value hierarchy.

Short-term Borrowings and Long-term Debt

Short-term borrowings that are accounted for at fair value include equity-linked notes, which are generally categorized within Level 2 of the fair value hierarchy, as the fair value is based on the price of the underlying equity security. Long-term debt includes variable rate, fixed-to-floating rate, constant maturity swap, digital and Bermudan structured notes. These are valued using various valuation models that incorporate Jefferies Group's own credit spread, market price quotations from external pricing sources referencing the appropriate interest rate curves, volatilities and other inputs as well as prices for transactions in a given note during the period. Long-term debt notes are generally categorized within Level 2 of the fair value hierarchy, where market trades have been observed during the quarter, otherwise they are categorized within Level 3.

Nonrecurring Fair Value Measurements
As described further in Note 11, in the third quarter of 2018 we engaged an independent valuation firm to assist management in estimating the fair value of our equity investment in Golden Queen Mining Company, LLC ("Golden Queen"). Our estimate of fair value was based on a discounted cash flow analysis and is categorized within Level 3 of the fair value hierarchy. The discounted cash flow valuation model used inputs including management's projections of future Golden Queen cash flows and a discount rate of 12%. The estimated fair value of our equity investment in Golden Queen was $62.3 million, which was $47.9 million lower than our carrying value. As a result, an impairment charge of $47.9 million was recorded in Income (loss) related to associated companies in the third quarter of 2018.

As discussed further in Note 11, during the fourth quarter of 2018, we recorded an impairment charge of $62.1 million related to the equity component of our investment in FXCM, which is based on updated expectations that had been impacted by the then revised regulations of the European Securities Market Authority and dampened operating results. We engaged an independent valuation firm to assist management in estimating the fair value of our equity investment in FXCM. Our fourth quarter estimate of fair value was based on a discounted cash flow analysis and is categorized within Level 3 of the fair value hierarchy. The discounted cash flow valuation model used inputs including management's projections of future FXCM cash flows and a discount rate of 18.5%. The estimated fair value of our equity investment in FXCM was $75.0 million, which was $62.1 million lower than our carrying value. As a result, an impairment charge of $62.1 million was recorded in Income (loss) related to associated companies in the fourth quarter of 2018.

In the first quarter of 2017 we engaged an independent valuation firm to assist management in estimating the fair value of our equity investment in FXCM. Our first quarter estimate of fair value was based on a discounted cash flow and comparable public company analysis and is categorized within Level 3 of the fair value hierarchy. The discounted cash flow valuation model used inputs including management's projections of future FXCM cash flows and a discount rate of approximately 15%. The comparable public company model used market data for comparable companies including a price to EBITDA multiple of 5.4 and a price to revenue multiple of 1.5. The estimated fair value of our equity investment in FXCM was $186.7 million, which was $130.2 million lower than the carrying value at the end of the first quarter 2017. As a result, an impairment charge of $130.2 million was recorded in Income (loss) related to associated companies in the first quarter of 2017.

Level 3 Rollforwards

The following is a summary of changes in fair value of our financial assets and liabilities that have been categorized within Level 3 of the fair value hierarchy for the twelve months ended November 30, 2019 (in thousands):

Twelve Months Ended November 30, 2019
	Balance, November 30, 2018	Total gains (losses) (realized and unrealized) (1)	Purchases	Sales	Settlements	Issuances	Net transfers into (out of) Level 3	Balance, November 30, 2019	Changes in unrealized gains/losses included in earnings relating to instruments still held at November 30, 2019 (1)
Assets:
Trading assets:
Corporate equity securities	$52,192	$(11,407)	$69,065	$(28,159)	$(18,208)	$—	$(5,057)	$58,426	$(13,848)
Corporate debt securities	9,484	(4,860)	8,900	(13,854)	(379)	—	8,199	7,490	(6,176)
CDOs and CLOs	36,105	(514)	49,658	(38,147)	(12,494)	—	(5,820)	28,788	(2,330)
Residential mortgage-backed securities	19,603	(1,669)	1,954	(2,472)	(152)	—	476	17,740	(530)
Commercial mortgage-backed securities	10,886	(2,888)	206	(2,346)	(5,317)	—	5,569	6,110	(2,366)
Other asset-backed securities	53,175	433	104,097	(73,335)	(51,374)	—	9,567	42,563	(98)
Loans and other receivables	46,985	(4,507)	106,965	(48,350)	(5,788)	—	18,775	114,080	(2,321)
Investments at fair value	396,254	(183,480)	11,236	(28,749)	—	—	10,151	205,412	(180,629)
Investment in FXCM	73,150	(8,139)	1,500	—	(7,391)	—	—	59,120	(8,139)
Securities purchased under agreements to resell	—	—	—	—	—	25,000	—	25,000	—

Liabilities:
Trading liabilities:
Corporate equity securities	$—	$(2,649)	$(4,322)	$11,458	$—	$—	$—	$4,487	$1,928
Corporate debt securities	522	(381)	(457)	—	(524)	—	1,180	340	383
Commercial mortgage-backed securities	—	35	—	—	—	—	—	35	35
Loans	6,376	(1,382)	(2,573)	6,494	—	—	548	9,463	1,382
Net derivatives (2)	21,614	(21,452)	(4,323)	36,144	2,227	—	42,958	77,168	12,098
Long-term debt (1)	200,745	(18,662)	—	—	(11,250)	348,275	(39,039)	480,069	29,656

(1)
Realized and unrealized gains (losses) are primarily reported in Principal transactions revenues in the Consolidated Statements of Operations. Changes in instrument-specific credit risk related to structured notes are included in the Consolidated Statements of Comprehensive Income (Loss), net of tax. Changes in unrealized gains (losses) included in other comprehensive income (loss) for instruments still held at November 30, 2019 were losses of $11.0 million.

(2)	Net derivatives represent Trading assets - Derivatives and Trading liabilities - Derivatives.

Analysis of Level 3 Assets and Liabilities for the twelve months ended November 30, 2019

During the twelve months ended November 30, 2019, transfers of assets of $68.6 million from Level 2 to Level 3 of the fair value hierarchy are attributed to:

•
Loans and other receivables of $27.4 million, other asset-backed securities of $12.1 million, investments at fair value of $10.2 million, corporate debt securities of $8.9 million, commercial mortgage-backed securities of $5.6 million and CDOs and CLOs of $3.0 million due to reduced pricing transparency.

During the twelve months ended November 30, 2019, transfers of assets of $26.7 million from Level 3 to Level 2 are primarily attributed to:

•
CDOs and CLOs of $8.8 million, loans and other receivables of $8.6 million, corporate equity securities of $6.0 million and other asset-backed securities of $2.6 million due to greater pricing transparency supporting classification into Level 2.

During the twelve months ended November 30, 2019, there were transfers of net derivatives of $57.2 million from Level 2 to Level 3 due to reduced observability of inputs and market data. Transfers of net derivatives from Level 3 to Level 2 were $14.3 million for the twelve months ended November 30, 2019 due to greater observability of inputs and market data.

During the twelve months ended November 30, 2019, there were transfers of structured notes of $22.6 million from Level 2 to Level 3 due to reduced market transparency. Transfers of structured notes from Level 3 to Level 2 were $61.7 million for the twelve months ended November 30, 2019 due to greater market transparency.

Net losses on Level 3 assets were $217.0 million and net gains on Level 3 liabilities were $44.5 million for the twelve months ended November 30, 2019. Net losses on Level 3 assets were primarily due to a decreased valuation of investments at fair value, corporate equity securities, loans and other receivables, corporate debt securities, commercial mortgage-backed securities, CDOs and CLOs and our FXCM term loan. Net gains on Level 3 liabilities were primarily due to decreased market values across certain derivatives and valuations of certain structured notes.

The following is a summary of changes in fair value of our financial assets and liabilities that have been categorized within Level 3 of the fair value hierarchy for the eleven months ended November 30, 2018 (in thousands):

Eleven Months Ended November 30, 2018
	Balance, December 31, 2017	Total gains (losses) (realized and unrealized) (1)	Purchases	Sales	Settlements	Issuances	Net transfers into (out of) Level 3	Balance, November 30, 2018	Changes in unrealized gains (losses) relating to instruments still held at November 30, 2018 (1)
Assets:
Trading assets:
Corporate equity securities	$22,270	$24,914	$31,669	$(22,759)	$(3,977)	$—	$75	$52,192	$23,665
Corporate debt securities	26,036	(439)	10,352	(23,364)	(1,679)	—	(1,422)	9,484	(2,606)
CDOs and CLOS	42,184	(16,258)	356,650	(353,330)	(10,247)	—	17,106	36,105	(9,495)
Residential mortgage- backed securities	26,077	(6,970)	3,118	(12,816)	(513)	—	10,707	19,603	521
Commercial mortgage-backed securities	12,419	(2,186)	1,436	(471)	(16,624)	—	16,312	10,886	(4,000)
Other asset-backed securities	61,129	(9,934)	706,846	(677,220)	(27,641)	—	(5)	53,175	(5,283)
Loans and other receivables	47,304	(5,137)	149,228	(130,832)	(15,311)	—	1,733	46,985	(8,457)
Investments at fair value	329,944	76,636	9,798	(17,570)	—	—	(2,554)	396,254	76,042
Investment in FXCM	72,800	18,616	—	—	(18,266)	—	—	73,150	7,723

Liabilities:
Trading liabilities:
Corporate equity securities	$48	$—	$—	$—	$—	$—	$(48)	$—	$—
Corporate debt securities	522	—	—	—	—	—	—	522	—
Commercial mortgage-backed securities	105	(105)	—	—	—	—	—	—	—
Loans	3,486	84	(4,626)	7,432	—	—	—	6,376	(28)
Net derivatives (2)	6,746	(3,237)	(17)	14,920	(1,335)	—	4,537	21,614	(646)
Long-term debt (1)	—	(30,347)	—	—	—	84,860	146,232	200,745	10,951

(1)
Realized and unrealized gains (losses) are primarily reported in Principal transactions revenues in the Consolidated Statements of Operations. Changes in instrument-specific credit risk related to structured notes are included in the Consolidated Statements of Comprehensive Income (Loss), net of tax. Changes in unrealized gains (losses) included in other comprehensive income (loss) for instruments still held at November 30, 2018 were gains of $19.4 million.

(2)	Net derivatives represent Trading assets - Derivatives and Trading liabilities - Derivatives.
Analysis of Level 3 Assets and Liabilities for the eleven months ended November 30, 2018
During the eleven months ended November 30, 2018, transfers of assets of $57.8 million from Level 2 to Level 3 of the fair value hierarchy are attributed to:

•	Commercial mortgage-backed securities of $16.3 million, residential mortgage-backed securities of $15.3 million and CDOs and CLOs of $17.3 million due to reduced pricing transparency.

During the eleven months ended November 30, 2018, transfers of assets of $12.3 million from Level 3 to Level 2 are attributed to:

•
Residential mortgage-backed securities of $4.6 million, corporate debt securities of $3.6 million and corporate equity securities of $2.9 million due to greater pricing transparency supporting classification into Level 2.

During the eleven months ended November 30, 2018, there were transfers of structured notes of $146.2 million from Level 2 to Level 3 due to reduced market transparency.

Net gains on Level 3 assets were $79.2 million and net gains on Level 3 liabilities were $33.6 million for the eleven months ended November 30, 2018. Net gains on Level 3 assets were primarily due to increased valuations of investments at fair value and our FXCM term loan, and increased market values in corporate equity securities, partially offset by decreased valuations of CDOs and CLOs, other asset-backed securities, residential mortgage-backed securities and certain loans and other receivables. Net gains on Level 3 liabilities were primarily due to decreased valuations of certain structured notes.

The following is a summary of changes in fair value of our financial assets and liabilities that have been categorized within Level 3 of the fair value hierarchy for the twelve months ended December 31, 2017 (in thousands):

Twelve Months Ended December 31, 2017
	Balance, December 31, 2016	Total gains (losses) (realized and unrealized) (1)	Purchases	Sales	Settlements	Issuances	Net transfers into (out of) Level 3	Balance, December 31, 2017	Changes in unrealized gains (losses) relating to instruments still held at December 31, 2017 (1)
Assets:
Trading assets:
Corporate equity securities	$21,739	$3,353	$896	$(1,623)	$52	$—	$(2,147)	$22,270	$2,606
Corporate debt securities	25,005	(3,723)	36,850	(34,077)	(1,968)	—	3,949	26,036	(3,768)
CDOs and CLOs	54,354	(27,238)	112,239	(101,226)	(367)	—	4,422	42,184	(20,262)
Municipal securities	27,257	(1,547)	—	(25,710)	—	—	—	—	—
Residential mortgage-backed securities	38,772	(10,817)	6,805	(26,193)	(115)	—	17,625	26,077	(7,201)
Commercial mortgage-backed securities	20,580	(5,346)	3,275	(5,263)	(1,018)	—	191	12,419	(6,976)
Other asset-backed securities	40,911	(17,705)	77,508	(8,613)	(25,799)	—	(5,173)	61,129	(12,562)
Loans and other receivables	81,872	24,794	63,768	(53,095)	(34,622)	—	(35,413)	47,304	17,451
Investments at fair value	314,359	20,975	18,528	(22,818)	(1,100)	—	—	329,944	22,999
Investment in FXCM	164,500	23,161	—	—	(114,861)	—	—	72,800	1,070

Liabilities:
Trading liabilities:
Corporate equity securities	$313	$60	$(373)	$48	$—	$—	$—	$48	$—
Corporate debt securities	523	(1)	—	—	—	—	—	522	1
Commercial mortgage-backed securities	—	105	—	—	—	—	—	105	(105)
Loans	378	196	(385)	2,485	—	—	812	3,486	(2,639)
Net derivatives (2)	3,441	(1,638)	—	—	5,558	456	(1,071)	6,746	(17,740)
Other secured financings	418	(418)	—	—	—	—	—	—	—

(1)	Realized and unrealized gains (losses) are reported in Principal transactions revenues in the Consolidated Statements of Operations.

(2)	Net derivatives represent Trading assets - Derivatives and Trading liabilities - Derivatives.
Analysis of Level 3 Assets and Liabilities for the twelve months ended December 31, 2017
During the twelve months ended December 31, 2017, transfers of assets of $38.2 million from Level 2 to Level 3 of the fair value hierarchy are attributed to:

•	Residential mortgage-backed securities of $19.6 million and corporate debt securities of $8.3 million due to a lack of observable market transactions.
During the twelve months ended December 31, 2017, transfers of assets of $54.9 million from Level 3 to Level 2 are attributed to:

•	Loans and other receivables of $40.9 million due to greater pricing transparency supporting classification into Level 2.
Net gains on Level 3 assets were $5.9 million and net gains on Level 3 liabilities were $1.7 million for the twelve months ended December 31, 2017. Net gains on Level 3 assets were primarily due to increased valuations of our investment in FXCM, investments at fair value and certain loans and other receivables, partially offset by decreased valuations of CDOs and CLOs, other asset-backed securities and residential mortgage-backed securities. Net gains on Level 3 liabilities were primarily due to increased valuations of certain net derivatives.
Quantitative Information about Significant Unobservable Inputs used in Level 3 Fair Value Measurements

The tables below present information on the valuation techniques, significant unobservable inputs and their ranges for our financial assets and liabilities, subject to threshold levels related to the market value of the positions held, measured at fair value on a recurring basis with a significant Level 3 balance. The range of unobservable inputs could differ significantly across different firms given the range of products across different firms in the financial services sector. The inputs are not representative of the inputs that could have been used in the valuation of any one financial instrument (i.e., the input used for valuing one financial instrument within a particular class of financial instruments may not be appropriate for valuing other financial instruments within that given class). Additionally, the ranges of inputs presented below should not be construed to represent uncertainty regarding the fair values of our financial instruments; rather, the range of inputs is reflective of the differences in the underlying characteristics of the financial instruments in each category.

For certain categories, we have provided a weighted average of the inputs allocated based on the fair values of the financial instruments comprising the category. We do not believe that the range or weighted average of the inputs is indicative of the reasonableness of uncertainty of our Level 3 fair values. The range and weighted average are driven by the individual financial instruments within each category and their relative distribution in the population. The disclosed inputs when compared with the inputs as disclosed in other periods should not be expected to necessarily be indicative of changes in our estimates of unobservable inputs for a particular financial instrument as the population of financial instruments comprising the category will vary from period to period based on purchases and sales of financial instruments during the period as well as transfers into and out of Level 3 each period.

November 30, 2019
Financial Instruments Owned	Fair Value (in thousands)	Valuation Technique	Significant Unobservable Input(s)	Input/Range			Weighted Average
Corporate equity securities	$29,017
Non-exchange traded securities		Market approach	Price	$1	to	$140	$55
			Underlying stock price	$3	to	$5	$4

Corporate debt securities	$7,490	Scenario analysis	Estimated recovery percentage	23%	to	85%	46%
			Volatility	44%			—
			Credit spread	750			—
			Underlying stock price	£0.4			—

CDOs and CLOs	$28,788	Discounted cash flows	Constant prepayment rate	20%			—
			Constant default rate	1%	to	2%	2%
			Loss severity	25%	to	37%	29%
			Discount rate/yield	12%	to	21%	15%
		Scenario analysis	Estimated recovery percentage	3.25%	to	36.5%	25%

Residential mortgage-backed securities	$17,740	Discounted cash flows	Cumulative loss rate	2%			—
			Duration (years)	6.3 years			—
			Discount rate/yield	3%			—

Commercial mortgage-backed securities	$6,110	Discounted cash flows	Cumulative loss rate	7.3%			—
			Duration (years)	0.2 years			—
			Discount rate/yield	85%			—
		Scenario analysis	Estimated recovery percentage	44%			—

Other asset-backed securities	$42,563	Discounted cash flows	Cumulative loss rate	7%	to	31%	16%
			Duration (years)	0.5 years	to	3 years	1.5 years
			Discount rate/yield	7%	to	15%	11%

Loans and other receivables	$112,574	Market approach	Price	$36	to	$100	$90
		Scenario analysis	Estimated recovery percentage	87%	to	104%	99%
		Discounted cash flows	Term based on the pay off (years)	0 months	to	0.1 years	0.1 years

Derivatives	$13,826
Interest rate swaps		Market approach	Basis points upfront	0	to	16	6
Unfunded commitments			Price	$88			—
Equity options		Volatility benchmarking	Volatility	45%			—

Investments at fair value	$157,504
Private equity securities		Market approach	Price	$8	to	$250	$80
		Scenario analysis	Discount rate/yield	19%	to	21%	20%
			Revenue growth	0%			—

Investment in FXCM	$59,120
Term loan		Discounted cash flows	Term based on the pay off (years)	0 months	to	1.2 years	1.2 years

Securities purchased under agreements to resell	$25,000	Market approach	Spread to 6 month LIBOR	500			—
			Duration (years)	1.5 years			—

Trading Liabilities
Corporate equity securities	$4,487	Market approach	Transaction level	$1			—

Loans	$9,463	Market approach	Price	$50	to	$100	$88
		Scenario analysis	Estimated recovery percentage	1%			—

Derivatives	$92,057
Equity options		Volatility benchmarking	Volatility	21%	to	61%	43%
Interest rate swaps		Market approach	Basis points upfront	0	to	22	13
Cross currency swaps			Basis points upfront	2			—
Unfunded commitments			Price	$88			—

Long-term debt	$480,069
Structured notes		Market approach	Price	$84	to	$108	$96
			Price	€74	to	€103	€91

November 30, 2018
Financial Instruments Owned	Fair Value (in thousands)	Valuation Technique	Significant Unobservable Input(s)	Input/Range			Weighted Average

Corporate equity securities	$43,644
Non-exchange traded securities		Market approach	Price	$1	to	$75	$12
			Transaction level	$47			—

Corporate debt securities	$9,484	Market approach	Estimated recovery percentage	46%			—
			Transaction level	$80			—

CDOs and CLOs	$36,105	Discounted cash flows	Constant prepayment rate	10%	to	20%	18%
			Constant default rate	1%	to	2%	2%
			Loss severity	25%	to	30%	26%
			Discount rate/yield	11%	to	16%	14%
		Scenario analysis	Estimated recovery percentage	2%	to	41%	23%

Residential mortgage-backed securities	$19,603	Discounted cash flows	Cumulative loss rate	4%			—
			Duration (years)	13 years			—
			Discount rate/yield	3%			—
			Loss severity	0%			—
		Market approach	Price	$100			—

Commercial mortgage-backed securities	$9,444	Discounted cash flows	Cumulative loss rate	8%	to	85%	45%
			Duration (years)	1 year	to	3 years	1 year
			Discount rate/yield	2%	to	15%	6%
			Loss severity	64%			—
		Scenario analysis	Estimated recovery percentage	26%			—
			Price	$49			—

Other asset-backed securities	$53,175	Discounted cash flows	Cumulative loss rate	12%	to	30%	22%
			Duration (years)	1 year	to	2 years	1 year
			Discount rate/yield	6%	to	12%	8%
		Market approach	Price	$100			—

Loans and other receivables	$46,078	Market approach	Price	$50	to	$100	$96
		Scenario analysis	Estimated recovery percentage	13%	to	117%	105%

Derivatives	$4,602
Total return swaps		Market approach	Price	$97			—

Investments at fair value	$368,231
Private equity securities		Market approach	Price	$3	to	$250	$108
			Transaction level	$169			—
		Scenario analysis	Discount rate/yield	20%			—
			Revenue growth	0%			—
		Contingent claims analysis	Volatility	25%	to	35%	30%
			Duration (years)	4 years			—

Investment in FXCM	$73,150
Term loan		Discounted cash flows	Term based on the pay off (years)	0 months	to	0.3 years	0.3 years

Trading Liabilities
Loans	$6,376	Market approach	Price	$50	to	$101	$74

Derivatives	$27,536
Equity options		Option model/default rate	Default probability	0%			—
		Volatility benchmarking	Volatility	39%	to	62%	50%
Interest rate swaps		Market approach	Price	$20			—
Total return swaps		Market approach	Price	$97			—

Long-term debt	$200,745
Structured notes		Market approach	Price	$78	to	$94	$86
			Price	€68	to	€110	€96

The fair values of certain Level 3 assets and liabilities that were determined based on third-party pricing information, unadjusted past transaction prices, reported NAV or a percentage of the reported enterprise fair value are excluded from the above tables. At November 30, 2019 and 2018, asset exclusions consisted of $79.9 million and $40.3 million, respectively, primarily comprised of investments at fair value, corporate equity securities, loans and other receivables and certain derivatives. At November 30, 2019 and 2018, liability exclusions consisted of $0.4 million and $0.5 million, respectively, primarily comprised of corporate debt securities and commercial mortgage-backed securities.
Uncertainty of Fair Value Measurement from Use of Significant Unobservable Inputs
For recurring fair value measurements categorized within Level 3 of the fair value hierarchy, the uncertainty of the fair value measurement due to the use of significant unobservable inputs and interrelationships between those unobservable inputs (if any) are described below:

•
Corporate equity securities, corporate debt securities, loans and other receivables, certain derivatives, residential mortgage-backed securities, other asset-backed securities, private equity securities, securities purchased under agreements to resell and structured notes using a market approach valuation technique. A significant increase (decrease) in the transaction level of a corporate equity securities, corporate debt securities and private equity securities would result in a significantly higher (lower) fair value measurement. A significant increase (decrease) in the price of the private equity securities, non-exchange-traded securities, total return swaps, interest rate swaps, unfunded commitments, residential mortgage-backed securities, other asset-backed securities, loans and other receivables or structured notes would result in a significantly higher (lower) fair value measurement. A significant increase (decrease) in the underlying stock price of the corporate equity securities would result in a significantly higher (lower) fair value measurement. A significant increase (decrease) in the estimated recovery rates of the cash flow outcomes underlying the corporate debt securities would result in a significantly higher (lower) fair value measurement. A significant increase (decrease) in the yield or duration, in isolation, of securities purchased under agreements to resell would result in a significantly lower (higher) fair value measurement. Depending on whether we are a receiver or (payer) of basis points upfront, a significant increase in basis points would result in a significant increase (decrease) in the fair value measurement of cross currency and interest rate swaps.

•
Loans and other receivables, CDOs and CLOs, commercial mortgage-backed securities, corporate debt and private equity securities using scenario analysis. A significant increase (decrease) in the possible recovery rates of the cash flow outcomes underlying the financial instrument would result in a significantly higher (lower) fair value measurement for the financial instrument. A significant increase (decrease) in the price of the underlying assets of the financial instruments would result in a significantly higher (lower) fair value measurement. A significant increase (decrease) in the volatility of the underlying stock price would result in a significantly higher (lower) fair value measurement. A significant increase (decrease) in the credit spread of the financial instrument would result in a significantly lower (higher) fair value measurement. A significant increase (decrease) in the discount rate/yield underlying the investment would result in a significantly lower (higher) fair value measurement. A significant increase (decrease) in the revenue growth underlying the investment would result in a significantly higher (lower) fair value measurement.

•
CDOs and CLOs, residential mortgage-backed securities, commercial mortgage-backed securities, other asset-backed securities and loans and other receivables using a discounted cash flow valuation technique. A significant increase (decrease) in isolation in the constant default rate, loss severity or cumulative loss rate would result in a significantly lower (higher) fair value measurement. The impact of changes in the constant prepayment rate and duration would have differing impacts depending on the capital structure and type of security. A significant increase (decrease) in the discount rate/security yield would result in a significantly lower (higher) fair value measurement.

•	Derivative equity options using an option/default rate model. A significant increase (decrease) in default probability would result in a significantly lower (higher) fair value measurement.

•	Derivative equity options using volatility benchmarking. A significant increase (decrease) in volatility would result in a significantly higher (lower) fair value measurement.

•
Investments at fair value using contingent claims analysis. A significant increase (decrease) in volatility would result in a significantly lower (higher) fair value measurement. A significant increase (decrease) in duration would result in a significantly lower (higher) fair value measurement.

•
FXCM term loan using a discounted cash flow valuation technique. A significant increase (decrease) in term based on the time to pay off the loan would result in a lower (higher) fair value measurement.

Fair Value Option Election
We have elected the fair value option for all loans and loan commitments made by our investment banking and capital markets businesses. These loans and loan commitments include loans entered into by our investment banking division in connection with client bridge financing and loan syndications, loans purchased by our leveraged credit trading desk as part of our bank loan trading activities and mortgage and consumer loan commitments, purchases and fundings in connection with mortgage-backed and other asset-backed securitization activities. Loans and loan commitments originated or purchased by our leveraged credit and mortgage-
backed businesses are managed on a fair value basis. Loans are included in Trading assets and loan commitments are included in Trading liabilities in the Consolidated Statements of Financial Condition. The fair value option election is not applied to loans made to affiliate entities as such loans are entered into as part of ongoing, strategic business ventures. Loans to affiliate entities are included in Loans to and investments in associated companies in the Consolidated Statements of Financial Condition and are accounted for on an amortized cost basis. We have also elected the fair value option for certain of our structured notes and securities purchased under agreements to resell, which are managed by our investment banking and capital markets businesses and are included in Long-term debt and Short-term borrowings, and Securities purchased under agreements to resell in the Consolidated Statements of Financial Condition, respectively. We have elected the fair value option for certain financial instruments held by our subsidiaries as the investments are risk managed on a fair value basis. The fair value option may be elected for certain secured financings that arise in connection with our securitization activities and other structured financings. Other secured financings, receivables from brokers, dealers and clearing organizations, receivables from customers of securities operations, payables to brokers, dealers and clearing organizations and payables to customers of securities operations, are accounted for at cost plus accrued interest rather than at fair value; however, the recorded amounts approximate fair value due to their liquid or short-term nature.
The following is a summary of our gains (losses) due to changes in instrument specific credit risk on loans, other receivables and debt instruments and gains (losses) due to other changes in fair value on long-term debt and short-term borrowings measured at fair value under the fair value option (in thousands):

	Twelve Months Ended November 30, 2019	Eleven Months Ended November 30, 2018	Twelve Months Ended December 31, 2017
Trading Assets:
Loans and other receivables	$(2,072)	$(3,856)	$22,088

Trading Liabilities:
Loans	656	(46)	—
Loan commitments	(1,089)	(739)	230

Long-term debt:
Changes in instrument specific credit risk (1)	(20,332)	38,064	(34,609)
Other changes in fair value (2)	(25,144)	48,748	47,291

Short-term borrowings:
Changes in instrument specific credit risk (1)	114	—	—
Other changes in fair value (2)	(863)	—	(681)

(1)	Changes in instrument specific credit risk related to structured notes are included in the Consolidated Statements of Comprehensive Income (Loss), net of taxes.

(2)	Other changes in fair value are included within Principal transactions revenues in the Consolidated Statements of Operations.

The following is a summary of the amount by which contractual principal exceeds fair value for loans and other receivables, long-term debt and short-term borrowings measured at fair value under the fair value option (in thousands):

	November 30, 2019	November 30, 2018
Trading Assets:
Loans and other receivables (1)	$1,546,516	$961,554
Loans and other receivables on nonaccrual status and/or 90 days or greater past due (1) (2)	197,215	158,392
Long-term debt and short-term borrowings	74,408	114,669

(1)	Interest income is recognized separately from other changes in fair value and is included in Interest income in the Consolidated Statements of Operations.

(2)
Amounts include loans and other receivables 90 days or greater past due by which contractual principal exceeds fair value of $22.2 million and $20.5 million at November 30, 2019 and 2018, respectively.

The aggregate fair value of our loans and other receivables on nonaccrual status and/or 90 days or greater past due, was $127.0 million and $105.3 million at November 30, 2019 and 2018, respectively, which includes loans and other receivables 90 days or greater past due of $24.8 million and $19.4 million at November 30, 2019 and 2018, respectively.
We had elected the fair value option for our investment in KCG Holdings, Inc. ("KCG"). The change in the fair value of this investment was $93.4 million for the twelve months ended December 31, 2017. Our investment in KCG was sold in July 2017.
As of December 31, 2017, we owned approximately 46.6 million common shares of HRG, representing approximately 23% of HRG's outstanding common shares, which were accounted for under the fair value option. On July 13, 2018, HRG merged into its 62% owned subsidiary, Spectrum Brands. Our approximately 23% owned interest in HRG thereby converted into approximately 14% of the outstanding shares of the re-named company, Spectrum Brands, which we account for under the fair value option. As of August 31, 2019, we owned 7,514,477 common shares of Spectrum Brands, representing approximately 15% of Spectrum Brands outstanding common shares. The shares were included in the Consolidated Statements of Financial Condition at fair value of $371.1 million at November 30, 2018. The shares were acquired at an aggregate cost of $475.6 million. The change in the fair value of our investment in Spectrum Brands/HRG aggregated $80.0 million, $(418.8) million and $64.8 million during the twelve months ended November 30, 2019, the eleven months ended November 30, 2018 and the twelve months ended December 31, 2017, respectively. In September 2019, our Board of Directors approved a distribution to stockholders of these Spectrum Brands shares. We distributed 7,514,477 Spectrum Brands shares through a special pro rata dividend effective on October 11, 2019 to stockholders of record as of the close of business on September 30, 2019. We recorded a $451.1 million dividend as of the September 16, 2019 declaration date, which was equal to the fair value of Spectrum Brands shares at that time.
We believe accounting for these investments at fair value better reflects the economics of these investments, and quoted market prices for these investments provide an objectively determined fair value at each balance sheet date. Our investment in HomeFed, which was a publicly traded company, was accounted for under the equity method of accounting rather than the fair value option method. HomeFed's common stock was not listed on any stock exchange, and price information for the common stock was not regularly quoted on any automated quotation system. It was traded in the over-the-counter market with high and low bid prices published by the Over-the-Counter Bulletin Board Service; however, trading volume was minimal. For these reasons, we did not elect the fair value option for HomeFed.
Financial Instruments Not Measured at Fair Value

Certain of our financial instruments are not carried at fair value but are recorded at amounts that approximate fair value due to their liquid or short-term nature and generally negligible credit risk. These financial assets include Cash and cash equivalents and Cash and securities segregated and on deposit for regulatory purposes or deposited with clearing and depository organizations and would generally be presented in Level 1 of the fair value hierarchy. Cash and securities segregated and on deposit for regulatory purposes or deposited with clearing and depository organizations includes U.S. Treasury securities with a fair value of $35.0 million and $34.8 million at November 30, 2019 and 2018, respectively. See Note 25 for additional information related to financial instruments not measured at fair value.